As filed with the Securities and Exchange Commission on January 19, 1996

                                              1933 Act Registration No. 2-81820
                                              1940 Act Registration No. 811-3667
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                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                              -------------------

                                   FORM N-1A
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1933 ( X )
                     Pre-Effective Amendment No.     (   )
                     Post-Effective Amendment No. 17 ( X )
                                    and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ( X )
                               Amendment No. 17      ( X )

                           -------------------------

            PaineWebber/Kidder, Peabody Tax Exempt Money Fund, Inc.
              (Exact Name of Registrant as Specified in Charter)

                          1285 Avenue of the Americas
                             New York, N.Y. 10019
                    (Address of principal executive office)

     Registrant's Telephone Number, including Area Code: (212) 713 - 2000

                              Dianne E. O'Donnell
                    Mitchell Hutchins Asset Management Inc.
                          1285 Avenue of the Americas
                           New York, New York 10019
                    (Name and Address of Agent for Service)

                                  Copies to:

                              Lewis G. Cole, Esq.
                           Stroock & Stroock & Lavan
                               7 Hanover Square
                         New York, New York 10004-2696

It is proposed that this filing will become effective (check appropriate box)
 X  Immediately upon filing pursuant to paragraph (b) of Rule 485
__  On ___________ pursuant to paragraph (b) of Rule 485
__  60 days after filing pursuant to paragraph (a)(i) of Rule 485
__  On ___________ pursuant to paragraph (a)(i) of Rule 485
__  75 days after filing pursuant to paragraph (a)(ii) of Rule 485
__  On ___________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

         The Registrant has an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. A Rule 24f-2 notice for the period ended November 20, 1995 was filed by Registrant on January 12, 1996.

Pursuant to paragraph (a)(2) and (b)(3) of Rule 24f-2, Registrant hereby terminates its current effective declaration.

            PaineWebber/Kidder, Peabody Tax Exempt Money Fund, Inc.

         The purpose of this Post-Effective Amendment to the Registration Statement for PaineWebber/Kidder, Peabody Tax Exempt Money Fund, Inc. (the "Fund") is to terminate the Fund's Rule 24f-2 declaration pursuant to the requirements of Rule 24f-2(b)(3). Accordingly, language regarding such termination is provided on the facing sheet of this document as required by Rule 24f-2(a)(2).

                                  SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, PaineWebber/Kidder, Peabody Tax Exempt Money Fund, Inc., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 17 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 19th day of January, 1996.

                         PaineWebber/Kidder, Peabody Tax Exempt Money Fund, Inc.

                         By: /s/ Dianne E. O'Donnell
                             Dianne E. O'Donnell
                             Vice President & Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Signature                       Title                           Date
---------                       -----                           ----

_____________________________   Director and President          January 19, 1996
Margo N. Alexander*             (Chief Executive Officer)

_____________________________   Director                        January 19, 1996
David Beaubien**

_____________________________   Director                        January 19, 1996
William W. Hewitt, Jr.**

_____________________________   Director                        January 19, 1996
Thomas R. Jordan**

_____________________________   Director                        January 19, 1996
Carl W. Schafer**

/s/ Julian F. Sluyters          Vice President and Treasurer    January 19, 1996
Julian F. Sluyters              (Chief Financial and Accounting
                                Officer)

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*  Signature affixed by Dianne E. O'Donnell pursuant to power of attorney dated
   December 28, 1995 and filed herewith.

** Signature affixed by Dianne E. O'Donnell pursuant to power of attorney dated
   March 8, 1995 and incorporated by reference from Post-Effective Amendment No. 9 to the registration statement of PaineWebber/Kidder, Peabody California
   Tax Exempt Money Fund, Inc., SEC File No. 33-14400, filed November 30, 1995.

                               POWER OF ATTORNEY

     I, Margo N. Alexander, President and Director of Mitchell Hutchins/Kidder, Peabody Equity Income Fund, Inc., Mitchell Hutchins/Kidder, Peabody Government Income Fund, Inc., PaineWebber, Kidder, Peabody Cash Reserve Fund, Inc., PaineWebber/Kidder, Peabody Government Money Fund, Inc., and PaineWebber/Kidder, Peabody Tax Exempt Money Fund, Inc. (collectively, the "Funds"), hereby constitute and appoint Victoria E. Schonfeld, Dianne E. O'Donnell, Gregory K. Todd, and Scott Griff, and each of them singly, my true and lawful attorneys, with full power to them to sign for me, and in my capacity as President and Director for each of the Funds, any and all amendments to each of the particular registration statements of the Funds, and all instruments necessary or desirable in connection therewith, filed with the Securities and Exchange Commission, hereby ratifying and confirming my signature as it may be signed by said attorneys to any and all amendments to said registration statements.

     Pursuant to the requirements of the Securities Act of 1933, this instrument has been signed below by the following in the capacity and on the date indicated.

Signature                      Title                         Date

/s/ Margo N. Alexander         President and Director        December 28, 1995
Margo N. Alexander